Segment and geographic information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Segment Reporting Information [Line Items]
Financial impact, Income before income taxes and equity in earnings	¥ 23,264
Regional Communications Business
Segment Reporting Information [Line Items]
Financial impact, Income before income taxes and equity in earnings	¥ 23,264